PENSION AND EMPLOYEE FUTURE BENEFITS - Defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 188	$ 157	$ 172	$ 158
Current service costs		3	3	3
Past service costs (recovery)		0	0	(1)
Interest expense		7	7	7
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions		1	(1)	1
Actuarial changes arising from changes in financial assumptions		25	(9)	7
Experience adjustments		0	1	0
Benefits paid		(8)	(9)	(7)
Exchange differences		3	(7)	4
Balance, end of year		188	157	172
Employer contributions	12
Non-pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 58	53	57	53
Current service costs		1	2	1
Past service costs (recovery)		0	0	0
Interest expense		3	3	3
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions		0	0	(2)
Actuarial changes arising from changes in financial assumptions		3	(4)	3
Experience adjustments		0	(1)	1
Benefits paid		(2)	(2)	(2)
Exchange differences		0	(2)	0
Balance, end of year		$ 58	$ 53	$ 57